CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (28,284)	$ (71,327)	$ (33,325)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	362	286	49
Gain on sale of marketable securities	0	(3,911)	0
Deferred taxes	0	1,052	(1,052)
Non-cash stock-based compensation	4,666	2,307	1,394
Fair value of common stock issued in exchange for services	0	211	364
Change in fair value of common stock warrants	(16,556)	44,001	10,775
Change in fair value of contingent consideration	(170)	926	2,370
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(1,078)	437	(396)
Accounts payable	(21)	(69)	641
Accrued expenses and other current liabilities	4,044	2,811	(149)
Net cash used in continuing operating activities	(37,037)	(23,276)	(19,329)
Net loss from discontinued operations	(8,322)	(5,351)	(1,644)
Changes in operating assets and liabilities attributable to discontinued operations	2,490	(302)	0
Net cash used in discontinued operating activities	(5,832)	(5,653)	(1,644)
Net cash used in operating activities	(42,869)	(28,929)	(20,973)
Cash flows from investing activities:
Change in restricted cash	0	(99)
Cash paid for acquisition of GALE-401	(2,415)	0	0
Proceeds from sale of marketable securities	0	3,911	0
Cash paid for purchase of equipment and furnishings	(57)	(320)
Net cash used in continuing investing activities	(2,472)	3,492	0
Net cash used in discontinued investing activities	(3,056)	(15,532)	(87)
Net cash used in investing activities	(5,528)	(12,040)	(87)
Cash flows from financing activities:
Net proceeds from issuance of common stock	10,704	37,539	36,378
Cash paid for repurchase of warrants			(266)
Net proceeds from exercise of stock options	4,342	567	21
Proceeds from exercise of warrants	10,717	7,815	5,708
Proceeds from common stock issued in connection with ESPP	263	163	93
Net proceeds from issuance of RXi convertible notes payable		0	500
Net proceeds from issuance of long-term debt	0	9,865	0
Principal payments on long-term debt	(1,766)	0	0
Net cash provided by financing activities	24,260	55,949	42,434
Net increase in cash and cash equivalents	(24,137)	14,980	21,374
Cash and cash equivalents at the beginning of period	47,787	32,807	11,433
Cash and cash equivalents at end of period	23,650	47,787	32,807
Supplemental disclosure of cash flow information:
Cash received during the periods for interest	15	19	1
Cash paid during the periods for interest	800	547	1
Supplemental disclosure of non-cash investing and financing activities:
Fair value of warrants issued in connection with common stock recorded as cost of equity		8,238	7,286
Net liabilities distributed to common stock holders in the RXi spin-off, net of cash transferred	0	0	2,246
Reclassification of warrant liabilities upon exercise	27,026	14,249	10,843
Common stock issued in settlement of contingent purchase price consideration	263	1,247	1,579
Change in fair value of marketable securities before settlement	0	(2,678)	2,678
Issuance of common stock in settlement of GALE-401 milestone	6,840	0	0
Fair value of shares issued to acquire Zuplenz rights	2,500	0	0
Future obligations for Zuplenz rights included in accrued expenses	$ 2,716	$ 0	$ 0